UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	April 30, 2008

Date of reporting period:	April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended April 30, 2008

Total Return for the 12 Months Ended April 30, 2008
Morgan Stanley Limited Duration Fund	Lehman Brothers U.S. Credit Index (1-5 Year)[1]	Lipper Short Investment Grade Bond Funds Index[2]
–4.52%	5.51%	3.06%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the "Fed") stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 5.25 percent to 2.00 percent, but in an unprecedented move, the Fed granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Throughout the period bond market performance reflected the yield declines that occurred across the U.S. Treasury curve. The short end of the curve experienced the greatest declines, causing the curve to end the period steeper. Overall, Treasury securities outperformed all other sectors of the fixed income market as the flight to quality that took place throughout most of the period drove prices higher.

Within the corporate sector, credit spreads widened. Financials were particularly hard hit as writedowns on mortgage-related securities by major banks and Wall Street firms hurt the sector's performance. Overall, higher-rated securities outperformed those with lower ratings. The mortgage sector continued to struggle, with non-agency mortgages experiencing the greatest price declines. Much of the growth in mortgage issuance in recent years has been in this sector as these non-traditional mortgages offered more lenient borrowing terms and therefore, were available to a broader set of borrowers. In the wake of the subprime mortgage meltdown and subsequent sharp diminishment in the availability of non-conforming mortgage loans, the performance of non-agency mortgages has suffered considerably.

Performance Analysis

The Morgan Stanley Limited Duration Fund underperformed the Lehman Brothers U.S. Credit Index (1-5 Year) and the Lipper Short Investment Grade Bond Funds Index for the 12 months ended April 30, 2008.

The primary detractors from the Fund's performance relative to the Lehman Brothers U.S. Credit Index

(1-5 Year) were overweights to non-agency mortgage securities and asset-backed securities (ABS). The specific mortgage securities or CMOs (collateralized mortgage obligations) that are held in the Fund are option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, and are backed primarily by Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. The securities are not backed by subprime borrowers. Furthermore, the capital structure of a CMO is broken into four tranches — senior, middle, junior, and subordinated. The securities in the Fund are concentrated in the senior and middle tranches of the capital structure, where there is relatively more subordination, with the majority being in the middle tranches. While all non-agency mortgage securities held in the Fund have suffered price declines during the period, the decline in value of the middle tranches of these securities had the greatest impact on performance.

The majority of the Fund's holdings in ABS are concentrated in high-quality AAA-rated securities. Unfortunately, as a result of defaults in the subprime market, spreads on all ABS, as well as all residential and commercial mortgage-backed products, moved wider and market liquidity for these types of products has severely diminished. As a result, the Fund's greater relative allocation to the sector also hindered performance for the period.

The Fund's holdings in corporate bonds, particularly in the financial sector, also held back returns as the flight to quality that persisted throughout most of the period caused credit spreads to widen.

The Fund's yield-curve positioning, however, was additive to performance. Throughout most of the period, we positioned the Fund to benefit from a steepening of the yield curve by underweighting the longer end of the yield curve and overweighting the intermediate portion of the curve. Over the course of the reporting year, the curve did steepen as short-term rates declined to a greater extent than longer-term rates and therefore, the Fund's positioning benefited returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/08
Corporate Bonds	37.3%
Collateralized Mortgage Obligations	28.3
Mortgage-Backed Securities	15.1
Asset-Backed Securities	10.1
Short-Term Investments	4.1
U.S. Government Agency	4.1
Commercial Mortgage-Backed Securities	1.0
LONG-TERM CREDIT ANALYSIS as of 04/30/08
Aaa/AAA	60.4%
Aa/AA	13.5
A/A	11.9
Baa/BBB	14.1
Ba/BB	0.1

* Does not include open long/short futures contracts with an underlying face amount of $38,542,532 with net unrealized appreciation of $178,653. Also does not include open swap contracts with net unrealized appreciation of $631,987.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition are as a percentage of total investments and long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), investment grade mortgage-backed securities, including collateralized mortgage obligations, and investment grade corporate and other types of bonds. In selecting portfolio investments to purchase or sell, the "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Fund's portfolio of three years or less.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/msim. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the

Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Over 10 Years

Annual Average Total Returns—Period Ended April 30, 2008

Symbol	MSLDX
1 Year	(4.52)%[3]
5 Years	0.90[3]
10 Years	3.17[3]
Since Inception (01/10/94)	3.81[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. See the Fund's current prospectus for complete details on fees.

(1)  The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Short Investment Grade Bond Fund classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions. There are no sales charges.

‡  Ending value assuming a complete redemption on April 30, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Actual (–5.98% return)	$1,000.00	$940.20	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.04	$4.87

@  Expenses are equal to the Fund's annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (38.1%)
	Aerospace & Defense (0.4%)
$325	Bae Systems Holdings Inc. - 144A (b)	4.75%		08/15/10	$331,979
	Air Freight/Couriers (0.3%)
245	FedEx Corp.	5.50		08/15/09	248,278
	Beverages: Alcoholic (0.4%)
330	Miller Brewing Co. - 144A (b)	4.25		08/15/08	330,820
	Cable/Satellite TV (0.7%)
410	Comcast Cable Communications, Inc.	6.875		06/15/09	420,731
150	Cox Communications, Inc.	4.625		01/15/10	149,400
					570,131
	Chemicals: Major Diversified (0.3%)
275	ICI Wilmington Inc.	4.375		12/01/08	275,638
	Containers/Packaging (0.2%)
145	Sealed Air Corp. - 144A (b)	6.95		05/15/09	148,074
	Department Stores (0.7%)
160	Federated Department Stores, Inc.	6.30		04/01/09	159,592
340	JC Penney Corp., Inc.	7.375		08/15/08	341,998
					501,590
	Drugstore Chains (0.5%)
355	CVS Corp.	4.00		09/15/09	352,777
	Electric Utilities (4.8%)
315	Columbus Southern Power Co.	4.40		12/01/10	315,378
315	Consumers Energy Co. (Series H)	4.80		02/17/09	316,183
285	Detroit Edison Co. (The)	6.125		10/01/10	298,752
350	Dominion Resources, Inc. (Series A)	5.687	(c)	05/15/08	350,120
295	Entergy Gulf States, Inc.	3.476	(c)	12/01/09	289,071
185	Entergy Gulf States, Inc.	3.60		06/01/08	184,693
170	Keyspan Corp.	4.90		05/16/08	170,034
285	Pacific Gas & Electric Co.	3.60		03/01/09	284,420
595	Peco Energy Co.	3.50		05/01/08	595,000
450	Southwestern Public Service Co. (Series A)	6.20		03/01/09	456,768
375	Texas-New Mexico Power Co.	6.25		01/15/09	378,930
					3,639,349
	Finance/Rental/Leasing (1.8%)
220	American Honda Finance Corp. - 144A (b)	3.85		11/06/08	219,956
695	CIT Group Inc. (Series MTN)	4.75		08/15/08	680,985

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$510	Countrywide Home Loans, Inc. (Series L)	3.25%		05/21/08	$508,701
					1,409,642
	Financial Conglomerates (1.7%)
85	Chase Manhattan Corp.	6.00		02/15/09	85,855
145	Chase Manhattan Corp.	7.00		11/15/09	149,925
345	Citigroup Inc.	3.625		02/09/09	344,701
165	Citigroup Inc.	4.625		08/03/10	163,397
140	JPMorgan Chase & Co.	6.75		02/01/11	146,101
425	Pricoa Global Funding I - 144A (b)	3.90		12/15/08	422,667
					1,312,646
	Food Retail (0.4%)
290	Safeway, Inc.	7.50		09/15/09	302,623
	Food: Major Diversified (1.2%)
485	Kraft Foods Inc.	4.125		11/12/09	483,237
405	Sara Lee Corp.	2.75		06/15/08	404,456
					887,693
	Gas Distributors (0.9%)
320	NiSource Finance Corp.	3.663	(c)	11/23/09	310,577
345	Sempra Energy	4.75		05/15/09	345,856
					656,433
	Home Improvement Chains (0.4%)
330	Home Depot Inc.	2.925		12/16/09	315,524
	Industrial Conglomerates (0.3%)
190	Honeywell International, Inc.	6.125		11/01/11	202,905
	Integrated Oil (0.5%)
360	Phillips Pete Co.	8.75		05/25/10	395,766
	Investment Banks/Brokers (1.2%)
155	Credit Suisse USA Inc.	6.125		11/15/11	161,479
355	Goldman Sachs Group Inc. (The)	6.875		01/15/11	372,518
165	Lehman Brothers Holdings Inc. (Series H)	2.809	(c)	12/23/10	153,834
215	Lehman Brothers Holdings Inc. (Series I)	2.649	(c)	12/23/08	210,514
					898,345
	Investment Managers (0.3%)
230	Mellon Funding Corp.	6.40		05/14/11	241,744
	Life/Health Insurance (1.8%)
585	John Hancock Financial Services, Inc.	5.625		12/01/08	593,175

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$410	Met Life Global Funding I - 144A (b)	4.625%		08/19/10	$416,772
350	Monumental Global Funding II - 144A (b)	4.375		07/30/09	349,010
					1,358,957
	Major Banks (6.7%)
510	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	527,433
200	Bank of America Corp.	3.375		02/17/09	199,459
510	HBOS Treasury Services PLC - 144A (b) (United Kingdom)	5.625		07/20/09	515,092
850	HSBC Finance Corp.	6.75		05/15/11	886,073
355	MBNA Corp. (Series F)	3.525		05/05/08	355,018
315	Popular North America, Inc. (Series F)	5.65		04/15/09	311,683
585	SunTrust Bank Atlanta	4.55		05/25/09	585,000
400	Unicredit Luxembourg Finance S.A. - 144A (b) (Luxembourg)	2.97	(c)	10/24/08	399,595
700	Wachovia Corp.	5.35		03/15/11	706,573
365	Wells Fargo & Co.	3.12		08/15/08	363,873
250	Wells Fargo Bank NA	6.45		02/01/11	262,478
					5,112,277
	Major Telecommunications (1.7%)
390	AT&T Inc.	3.195		02/05/10	387,982
135	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	147,005
325	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	348,326
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	420,959
					1,304,272
	Managed Health Care (0.6%)
480	UnitedHealth Group Inc.	4.125		08/15/09	479,380
	Media Conglomerates (1.1%)
400	Time Warner, Inc.	3.30	(c)	11/13/09	386,100
155	Viacom Inc.	3.15	(c)	06/16/09	152,890
300	Viacom Inc.	5.75		04/30/11	303,557
					842,547
	Medical Specialties (0.4%)
310	Hospira, Inc.	3.176	(c)	03/30/10	299,668

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Motor Vehicles (0.8%)
$345	DaimlerChrysler North American Holdings Corp.	3.298	(c)%	03/13/09	$341,714
295	DaimlerChrysler North American Holdings Corp.	4.05		06/04/08	295,051
					636,765
	Multi-Line Insurance (1.5%)
540	American General Finance Corp. (Series H)	4.625		09/01/10	528,290
490	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	492,211
140	International Lease Finance Corp. (Series Q)	4.625		06/02/08	139,990
					1,160,491
	Oil & Gas Pipelines (0.7%)
555	Enbridge Energy Partners, LP	4.00		01/15/09	552,910
	Oil Refining/Marketing (0.8%)
135	Enterprise Products Operating Note	7.50		02/01/11	143,092
495	Valero Energy Corp.	3.50		04/01/09	489,839
					632,931
	Other Metals/Minerals (0.5%)
370	Brascan Corp. (Canada)	8.125		12/15/08	374,467
	Packaged Software (0.2%)
140	Oracle Corp.	5.00		01/15/11	143,392
	Property - Casualty Insurers (1.5%)
815	Mantis Reef Ltd. - 144A (b) (Cayman Islands)	4.692		11/14/08	810,594
300	Xlliac Global Funding - 144A (b)	4.80		08/10/10	300,195
					1,110,789
	Railroads (0.6%)
425	Burlington Santa Fe Corp.	6.125		03/15/09	430,688
	Real Estate Development (0.8%)
334	World Financial Properties - 144A (b)	6.91	(c)	09/01/13	342,819
295	World Financial Properties - 144A (b)	6.95		09/01/13	302,982
					645,801
	Restaurants (0.7%)
500	Tricon Global Restaurant, Inc.	7.65		05/15/08	500,620

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Savings Banks (0.7%)
$475	Sovereign Bancorp	2.829	(c)%	03/23/10	$406,822
155	Washington Mutual	4.00		01/15/09	151,538
					558,360
	Total Corporate Bonds (Cost $29,258,481)				29,166,272
	Collateralized Mortgage Obligations (29.0%)
	U.S. Government Agencies (3.0%)
1,071	Federal Home Loan Mortgage Corp. 2182 ZC	7.50		09/15/29	1,125,952
455	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	457,387
688	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	714,957
	Total U.S. Government Agencies				2,298,296
	Private Issues (26.0%)
329	American Home Mortgage Assets 2007-5 A3	3.195	(c)	06/25/47	152,086
662	Banc of America Funding Corp. 2006-H 3A1	6.21	(c)	09/20/46	640,446
414	Bear Stearns Alt-A Trust 2003-3 3A	3.245	(c)	10/25/33	357,896
	Bear Stearns Mortgage Funding Trust
746	2006-AR1 1A2	3.145	(c)	07/25/36	448,886
865	2006-AR3 1A1	3.075	(c)	10/25/36	676,508
	Countrywide Alternative Loan Trust
809	2005-58 A2	3.19	(c)	12/20/35	542,324
581	2006-0A1 1A2	3.10	(c)	03/20/46	362,524
3,077	2005-81 X1 (IO)	2.754	(c)	02/25/37	113,452
3,572	2006-0A1 2X (IO)	4.014	(c)	03/20/46	149,020
566	2006-0A22 A2	3.105	(c)	02/25/47	371,563
203	2005-J2 1A12	3.295	(c)	04/25/35	158,509
216	2005-J2 5A1	3.295	(c)	02/25/35	167,714
380	2005-76 2A2	6.222	(c)	02/25/36	258,580
901	2006-0A16 A3	3.145	(c)	10/25/46	581,902
518	2006-0A14 2A1	3.085	(c)	11/25/46	409,704
2,725	Countrywide Home Loans 2004-25 1X (IO)	1.441	(c)	02/25/35	65,566

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$773	DSLA Mortgage Loan Trust - 2006-AR2 2A1A	3.095	(c)%	11/19/37	$605,995
608	First Horizon Alternative Mortgage Securities 2006-FA8 1A7	6.00		02/25/37	541,615
	Greenpoint Mortgage Funding Trust
647	2006-AR2 4A1	6.076	(c)	03/25/36	522,847
1,443	2005-AR3 X1 (IO)	3.67	(c)	08/25/45	46,895
2,490	2005-AR4 X4 (IO)	3.53	(c)	10/25/45	90,254
12	GS Mortgage Securities Corp. 2007-NIM1 N1 - 144A (b)	6.25		08/25/46	11,946
	Harborview Mortgage Loan Trust
902	2006-10 2A1B	3.04	(c)	11/19/36	543,737
581	2006-7 2A1B	3.05	(c)	10/19/37	374,889
1,475	2005-16 4A1A	6.076	(c)	01/19/36	1,187,593
2,694	2005-2 X (IO)	1.464	(c)	05/19/35	65,255
625	2006-1 2A1A	3.04	(c)	03/19/37	490,895
708	2006-8 2A1B	3.05	(c)	08/21/36	458,069
2,759	2006-5 X2 (IO)	2.032	(c)	07/19/47	93,960
1,915	2005-16 X1 (IO)	1.046	(c)	01/19/36	67,910
4,477	2005-16 X3 (IO)	0.60	(c)	01/19/36	143,401
2,466	2005-3 X2 (IO)	0.321	(c)	06/19/35	63,582
3,630	2006-1 X1 (IO)	0.414	(c)	03/19/37	134,438
3	2006-1 PO1 (PO)	0.00		03/19/37	2,421
(a)	2006-5 PO2 (PO)	0.00		07/19/47	10
208	2005-9 B1	3.40	(c)	06/20/35	89,578
1,024	2006-12 2A2B	3.05	(c)	01/19/38	652,718
	Harborview NIM Corp.
4	2006-12 N1 - 144A (b)	6.409		12/19/36	3,666
18	2007-1A N1 - 144A (b)	6.409		03/19/37	17,835
147	Indymac Index Mortgage Loan Trust 2004-R3 B1	3.395	(c)	07/25/34	67,721
	Luminent Mortgage Trust
652	2006-6 A1	3.095	(c)	10/25/46	509,703
523	2006-1 A1	3.135	(c)	04/25/36	396,955
543	2006-2 A1B	3.175	(c)	02/25/46	350,143
350	Master Adjustable Rate Mortgage Trust 2007-3 1M2	3.995	(c)	05/25/47	64,272
	Residential Accredited Loans Inc.
250	2006-Q01 2A1	3.165	(c)	02/25/46	174,758
394	2006-Q01 2A2	3.225	(c)	02/25/46	251,313

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$837	2006-Q010 A2	3.095	(c)%	01/25/37	$522,528
280	2007-Q04 A23	3.195	(c)	05/25/47	130,997
217	2006-Q01 1A1	3.155	(c)	02/25/46	141,992
884	2006-Q06 A2	3.125	(c)	06/25/46	533,277
1,000	2007-QH1 A2	3.085	(c)	02/25/37	617,392
	Structured Asset Mortgage Investments Inc.
676	2006-AR2 A2	3.205	(c)	02/25/36	420,484
416	2006-AR1 2A2	3.205	(c)	02/25/36	261,268
820	2006-AR8 A1A	3.095	(c)	10/25/36	645,755
757	2007-AR2 1A2	3.085	(c)	02/25/37	461,234
	Washington Mutual Mortgage Pass-Through Certificates
782	2005-AR15 A1B3	3.235	(c)	11/25/45	549,255
623	2006-AR6 2A	5.482	(c)	08/25/46	501,678
979	2006-AR9 1A	5.522	(c)	08/25/46	779,009
736	2005-AR13 A1B3	3.255	(c)	10/25/45	506,885
267	2005-AR8 2AB3	3.255	(c)	07/25/45	186,625
2,291	2004-AR10 X (IO)	2.761	(c)	07/25/44	46,420
3,183	2004-AR12 X (IO)	0.634	(c)	10/25/44	63,408
1,261	2004-AR8 X (IO)	2.81	(c)	06/25/44	25,955
	Total Private Issues				19,875,216
	Total Collateralized Mortgage Obligations (Cost $30,846,254)				22,173,512
	Commercial Mortgage-Backed Securities (1.1%)
242	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622		12/10/49	243,582
575	JPMorgan Chase 2007-LD11 A1	5.651		06/15/49	579,335
	Total Commercial Mortgage-Backed Securities (Cost $819,401)				822,917
	U.S. Government Agencies - Mortgage-Backed Securities (15.4%)
933	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 07/01/32	1,007,357
583	Federal Home Loan Mortgage Corp. ARM	6.007		08/01/34	598,367
5	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29 - 09/01/29	5,638
1,262	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30 - 08/01/32	1,360,945
677	Federal National Mortgage Assoc.	6.50		01/01/29 - 07/01/32	705,353
1,111	Federal National Mortgage Assoc.	7.00		02/01/26 - 04/01/33	1,183,732
428	Federal National Mortgage Assoc.	7.50		09/01/29 - 09/01/32	461,357
157	Federal National Mortgage Assoc. ARM	5.693		06/01/34	158,744

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$843	Federal National Mortgage Assoc. ARM	5.332%		05/01/35	$855,771
909	Federal National Mortgage Assoc. ARM	5.05		04/01/35	912,723
399	Federal National Mortgage Assoc. ARM	5.551		04/01/35	403,082
609	Federal National Mortgage Assoc. ARM	4.311		05/01/35	612,892
1,099	Federal National Mortgage Assoc. ARM	4.766		07/01/35	1,115,096
248	Federal National Mortgage Assoc. ARM	6.158		09/01/34	251,845
317	Federal National Mortgage Assoc. ARM	5.505		07/01/34	318,335
209	Government National Mortgage Assoc. II	5.125	(c)	10/20/24 - 12/20/24	210,966
733	Government National Mortgage Assoc. II	5.625	(c)	08/20/29 - 09/20/29	738,977
894	Government National Mortgage Assoc. II	6.375	(c)	06/20/22 - 05/20/23	906,321
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $11,687,188)				11,807,501
	Asset-Backed Securities (10.4%)
140	Aegis Asset-Backed Securities Trust 2004-2 B1	4.895	(c)	06/25/34	43,845
257	Ameriquest Mortgage Securities Inc. 2004-R7 M5	4.045	(c)	08/25/34	143,080
100	Banc of America Securities Auto Trust 2006-G1 A3	5.18		06/18/10	100,801
1,150	Bank of America Credit Card Trust 2007-A13 A13	2.936	(c)	04/16/12	1,139,195
1,125	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,140,138
925	Chase Issuance Trust 2007-A15 A	4.96		09/17/12	939,569
750	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	755,715
950	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	960,643
849	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	844,410
150	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	147,847
46	Home Equity Asset Trust 2004-3 B1	4.995	(c)	08/25/34	17,386
750	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	752,706
650	Nissan Auto Receivables Owner Trust 2007-B	5.03		05/16/11	657,620
406	Park Place Securities Inc. 2004-MCW1 M7	4.745	(c)	10/25/34	292,737
	Total Asset-Backed Securities (Cost $8,256,382)				7,935,692

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agency (4.1%)
$3,000	Freddie Mac (Cost $3,191,340)	5.125%	11/17/17	$3,173,820
	Short-Term Investments (4.1%)
	U.S. Government Obligation (f) (0.2%)
200	U.S. Treasury Bill (d) (cost $198,618)	1.355	10/09/08	198,569

NUMBER OF SHARES (000)
Investment Company (g) (3.9%)
2,977	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (e) (Cost $2,977,334)	2,977,335

Total Short-Term Investments (cost $3,175,952)		3,175,904
Total Investments (Cost $87,234,998) (h) (i)	102.2%	78,255,618
Liabilities in Excess of Other Assets	(2.2)	(1,695,928)
Net Assets	100.0%	$76,559,690

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of April 30, 2008.

  IO  Interest Only Security.

  MTN  Medium Term Note.

  PC  Participation Certificate.

  PO  Principal Only Security. No rate exists for a principal only security.

  (a)  Amount is less than one thousand.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  Floating rate security, rate shown is the rate in effect at April 30, 2008.

  (d)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $102,160.

  (e)  May include cash designated as collateral in connection with open swap contracts.

  (f)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (g)  See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (h)  Securities have been designated as collateral in an amount equal to $40,572,374 in connection with open futures and swap contracts.

  (i)  The aggregate cost for federal income tax purposes is $87,596,901. The aggregate gross unrealized appreciation is $357,336 and the aggregate gross unrealized depreciation is $9,698,619 resulting in net unrealized depreciation of $9,341,283.

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
22	Long	U.S. Treasury Notes 5 Year, June 2008	$2,463,656	$(565)
21	Long	U.S. Treasury Notes 10 Year, June 2008	2,432,063	15,375
4	Short	U.S. Treasury Bonds 20 Year, June 2008	(467,563)	929
156	Short	U.S. Treasury Notes 2 Year, June 2008	(33,179,250)	162,914
		Net Unrealized Appreciation		$178,653

Credit Default Swap Contracts Open at April 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Dow Jones Index	Sell	$800	0.35%	June 20, 2012	$(12,331)
Barclays Bank Plc Dow Jones Index	Sell	700	0.60	December 20, 2012	12,316
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	113	0.43	March 20, 2012	1,583
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	50	0.43	March 20, 2012	698
			Net Unrealized Appreciation		$2,266

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2008 continued

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	EUR	710	Fixed Rate 5.32%	Floating Rate 0.00@@%	May 1, 2028	$3,425
Deutsche Bank AG, New York		$2,000	Fixed Rate 4.427	Floating Rate 3.128#	November 8, 2009	41,400
Deutsche Bank AG, New York		2,000	Fixed Rate 4.55	Floating Rate 2.92#	October 23, 2009	43,840
Goldman Sachs International		2,100	Fixed Rate 4.642	Floating Rate 2.939#	September 11, 2009	45,213
JPMorgan Chase N.A. New York		2,200	Fixed Rate 5.079	Floating Rate 3.239#	August 1, 2009	55,946
JPMorgan Chase N.A. New York		2,225	Fixed Rate 5.358	Floating Rate 2.71#	July 13, 2009	62,367
JPMorgan Chase N.A. New York		2,000	Fixed Rate 4.139	Floating Rate 2.901#	December 12, 2009	34,360
JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.783	Floating Rate 2.734#	October 18, 2009	53,508
JPMorgan Chase N.A. New York		2,250	Fixed Rate 5.391	Floating Rate 3.008#	June 6, 2009	58,005
JPMorgan Chase N.A. New York		2,260	Fixed Rate 5.487	Floating Rate 2.85#	June 14, 2009	61,969
JPMorgan Chase N.A. New York		2,300	Fixed Rate 5.365	Floating Rate 2.671#	June 28, 2009	62,698
JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.794	Floating Rate 2.542#	September 20, 2009	51,492
JPMorgan Chase N.A. New York		2,000	Fixed Rate 4.385	Floating Rate 2.913#	October 29, 2009	39,360
JPMorgan Chase N.A. New York		2,000	Fixed Rate 3.989	Floating Rate 2.85#	December 14, 2009	29,780
Bank of America, N.A. New York		2,005	Fixed Rate 5.56	Floating Rate 0.00#	February 19, 2018	35,448
JPMorgan Chase N.A. New York		1,900	Fixed Rate 2.785	Floating Rate 3.112#	February 4, 2010	(9,253)
Deutsche Bank AG		38,000	Fixed Rate 2.075	Floating Rate 0.00##	June 17, 2009	(53,770)
Citibank N.A. New York		1,800	Fixed Rate 2.90	Floating Rate 3.09#	February 28, 2010	(5,958)
Bank of America, N.A. New York		390	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(1,646)
Bank of America, N.A. New York		580	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(609)
Goldman Sachs International		2,005	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	40,280
Bank of America, N.A. New York		2,600	Floating Rate 0.00#	Fixed Rate 5.995	February 19, 2023	(40,300)
Bank of America, N.A. New York		740	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(488)
Goldman Sachs International		2,600	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(43,160)
Bank of America, N.A. New York		375	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	694
Deutsche Bank AG		38,000	Floating Rate 0.00#	Fixed Rate 2.41	June 17, 2009	66,462
Deutsche Bank AG		1,065	Floating Rate 0.00#	Fixed Rate 5.42	May 1, 2028	(1,342)
				Net Unrealized Appreciation		$629,721

  EUR  Euro.

  #  Floating rate represents USD-3 Months LIBOR.

  ##  Floating rate represents USD-1 Day OIS.

  @@  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2008

Assets:
Investments in securities, at value (cost $84,257,663)	$75,278,283
Investment in affiliate, at value (cost $2,977,335)	2,977,335
Unrealized appreciation on open swap contracts	800,844
Receivable for:
Investments sold	1,629,311
Interest	669,356
Periodic interest on open swap contracts	359,561
Principal paydowns	4,051
Dividends from affiliate	2,955
Shares of beneficial interest sold	2,588
Prepaid expenses and other assets	14,628
Total Assets	81,738,912
Liabilities:
Unrealized depreciation on open swap contracts	168,857
Payable for:
Investments purchased	3,278,038
Collateral due to brokers	790,000
Shares of beneficial interest redeemed	607,021
Periodic interest on open swap contracts	118,545
Premium received on open swaps	34,741
Investment advisory fee	32,904
Variation margin	27,893
Dividends to shareholders	19,146
Transfer agent fee	18,653
Administration fee	5,115
Accrued expenses and other payables	78,309
Total Liabilities	5,179,222
Net Assets	$76,559,690
Composition of Net Assets:
Paid-in-capital	$115,800,583
Net unrealized depreciation	(8,168,740)
Dividends in excess of net investment income	(241,781)
Accumulated net realized loss	(30,830,372)
Net Assets	$76,559,690
Net Asset Value Per Share 9,343,665 shares outstanding (unlimited shares authorized of $.01 par value)	$8.19

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Financial Statements, continued

Statement of Operations

For the year ended April 30, 2008

Net Investment Income: Income
Interest	$5,369,945
Dividends from affiliate	71,626
Total Income	5,441,571
Expenses
Investment advisory fee	518,139
Transfer agent fees and expenses	101,964
Administration fee	79,714
Professional fees	79,223
Shareholder reports and notices	54,662
Custodian fees	40,785
Registration fees	24,996
Trustees' fees and expenses	2,186
Other	30,178
Total Expenses	931,847
Less: expense offset	(651)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(1,699)
Net Expenses	929,497
Net Investment Income	4,512,074
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(997,704)
Futures contracts	(382,516)
Swap contracts	49,105
Net Realized Loss	(1,331,115)
Change in Unrealized Appreciation/Depreciation on:
Investments	(7,757,866)
Futures contracts	185,876
Swap contracts	627,000
Net Change in Unrealized Appreciation/Depreciation	(6,944,990)
Net Loss	(8,276,105)
Net Decrease	$(3,764,031)

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Financial Statements, continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED APRIL 30, 2008	FOR THE YEAR ENDED APRIL 30, 2007
Increase (Decrease) in Net Assets: Operations:
Net investment income	$4,512,074	$5,814,322
Net realized loss	(1,331,115)	(715,417)
Net change in unrealized appreciation/depreciation	(6,944,990)	1,305,630
Net Increase (Decrease)	(3,764,031)	6,404,535
Dividends to shareholders from net investment income	(4,872,606)	(6,600,628)
Net decrease from transactions in shares of beneficial interest	(30,917,213)	(43,890,687)
Net Decrease	(39,553,850)	(44,086,780)
Net Assets:
Beginning of period	116,113,540	160,200,320
End of Period (Including dividends in excess of net investment income of $241,781 and $611,276, respectively)	$76,559,690	$116,113,540

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

C. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

E. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities a liability which is subsequently marked-to-market

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, State of New York and City of New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on October 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended April 30, 2008, advisory fees paid were reduced by $1,699 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $71,626 for the year ended April 30, 2008. During the year ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $39,443,838 and $36,466,503, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the year ended April 30, 2008 were $20,655,481 and $54,081,762, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $7,151,133 and $16,422,393, respectively.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED APRIL 30, 2008		FOR THE YEAR ENDED APRIL 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	618,715	$5,488,467	1,269,539	$11,424,932
Reinvestment of dividends	441,180	3,872,796	526,268	4,737,400
	1,059,895	9,361,263	1,795,807	16,162,332
Redeemed	(4,600,464)	(40,278,476)	(6,670,835)	(60,053,019)
Net decrease	(3,540,569)	$(30,917,213)	(4,875,028)	$(43,890,687)

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED APRIL 30, 2008	FOR THE YEAR ENDED APRIL 30, 2007
Ordinary income	$4,914,494	$6,574,944

As of April 30, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$143,331
Undistributed long-term gains	—
Net accumulated earnings	143,331
Capital loss carryforward*	(29,331,633)
Post-October losses	(1,319,873)
Temporary differences	(23,422)
Net unrealized depreciation	(8,709,296)
Total accumulated losses	$(39,240,893)

*As of April 30, 2008, the Fund had a net capital loss carryforward of $29,331,633, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$2,035,052	April 30, 2009
1,582,163	April 30, 2011
2,183,130	April 30, 2012
11,744,997	April 30, 2013
4,214,200	April 30, 2014
5,837,694	April 30, 2015
1,734,397	April 30, 2016

As of April 30, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

Permanent differences, primarily due to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at April 30, 2008:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$730,027	$(678,785)	$(51,242)

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2008 continued

borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by subprime borrowers.

8. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED APRIL 30,
	2008		2007		2006		2005		2004
Selected Per Share Data:
Net asset value, beginning of period	$9.01		$9.02		$9.17		$9.41		$9.68
Income (loss) from investment operations:
Net investment income	0.37		0.33		0.16		0.19		0.17
Net realized and unrealized gain (loss)	(0.76)		0.09		0.05		(0.08)		(0.07)
Total income (loss) from investment operations	(0.39)		0.42		0.21		0.11		0.10
Less dividends from net investment income:	(0.43)		(0.43)		(0.36)		(0.35)		(0.37)
Net asset value, end of period	$8.19		$9.01		$9.02		$9.17		$9.41
Total Return(1)	(4.52)%		4.77%		2.29%		1.20%		0.99%
Ratios To Average Net Assets:
Total expenses (before expense offset)	0.93	%(3)	0.85	%(4)	0.80	%(4)	0.76	%(2)	0.85	%(2)
Net investment income	4.53	%(3)	4.23	%(4)	2.95	%(4)	2.63%		1.75%
Supplemental Data:
Net assets, end of period, in thousands	$76,560		$116,114		$160,200		$356,124		$488,409
Portfolio turnover rate.	21%		63%		54%		82%		240%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Does not reflect the effect of expense offset of 0.01%.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (4)  If the Fund had borne all expenses that were assumed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2007	0.89%	4.19%
April 30, 2006	0.83	2.93

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 24, 2008

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

Annual Report

April 30, 2008

MSLANN
IU08–03300P–Y04/08

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant			Covered Entities(1)
Audit Fees		$36,625		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,767,000	(2)
Tax Fees.		$6,043	(3)	$1,310,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,043		$8,077,000

Total		$42,668		$8,077,000

2007

	Registrant			Covered Entities(1)
Audit Fees		$36,200		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$7,840,666	(2)
Tax Fees		$6,830		$826,666	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,361		$8,667,332

Total		$43,561		$8,667,332

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)        This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)       Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)   Not applicable.

Item 6.  Schedule of Investments

Refer to Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.  Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008